Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 6,855,777	$ 7,738,933
Less: Accumulated amortization	(3,522,068)	(3,295,243)
Intangible assets, net	3,333,709	4,443,690
Self-developed communications platform [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	1,485,542	2,405,362
Distribution channel [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	957,981	907,365
Technology [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	1,296,959	1,228,432
Backlog [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross		247,082
Customer relationship [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	2,063,345	1,954,325
Database [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	1,046,411	991,122
Other [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 5,539	$ 5,245